UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico                  New York, NY                 02/10/05
------------------------            --------------               --------
[Signature]                         [City, State]                [Date]

/s/ Ellen H. Adams                  New York, NY                 02/10/05
------------------------            --------------               --------
[Signature]                         [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         44
Form 13F Information Table Value Total:         133,638
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

CASTLEROCK ASSET MANAGEMENT, INC.
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

                                  TITLE                 VALUE      SHRS/    SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
               NAME OF ISSUER   OF CLASS       CUSIP  (X$1,000)   PRN AMT   PRN CALL  DISCRETION MANAGERS    SOLE  SHARED     NONE
AAMES INVT CORP MD                 COM      00253G108   2,445    228,510    SH        SOLE                228,510
ADVANCE AUTO PARTS INC             COM      00751Y106   2,987     68,384    SH        SOLE                 68,384
AETNA INC NEW                      COM      00817Y108   6,551     52,510    SH        SOLE                 52,510
AMERICAN TOWER CORP               CL A      029912201   1,622     88,172    SH        SOLE                 88,172
AMERICREDIT CORP                   COM      03060R101   4,375    178,932    SH        SOLE                178,932
BANK NEW YORK INC                  COM      064057102      23        700    SH        SOLE                    700
BARRETT BILL CORP                  COM      06846N104     717     22,400    SH        SOLE                 22,400
CHECKFREE CORP NEW                 COM      162813109   1,000     26,270    SH        SOLE                 26,270
COMMERCE BANCORP INC NJ            COM      200519106   1,506     23,380    SH        SOLE                 23,380
COMPUTER ASSOC INTL INC            COM      204912109   5,701    183,549    SH        SOLE                183,549
CONSOL ENERGY INC                  COM      20854P109   3,770     91,831    SH        SOLE                 91,831
CORNING INC                        COM      219350105   3,581    304,220    SH        SOLE                304,220
CROWN CASTLE INTL CORP             COM      228227104   5,627    338,163    SH        SOLE                338,163
CYMER INC                          COM      232572107   3,977    134,625    SH        SOLE                134,625
EPIX PHARMACEUTICALS INC           COM      26881Q101   1,998    111,573    SH        SOLE                111,573
EQUINIX INC                      COM NEW    29444U502   6,356    148,712    SH        SOLE                148,712
FLANDERS CORP                      COM      338494107   1,381    143,890    SH        SOLE                143,890
GENERAL CABLE CORP DEL NEW         COM      369300108   1,141     82,400    SH        SOLE                 82,400
GUIDANT CORP                       COM      401698105   4,465     61,931    SH        SOLE                 61,931
ISOLAGEN INC                       COM      46488N103   2,263    287,600    SH        SOLE                287,600
KLA-TENCOR CORP                    COM      482480100   1,955     41,970    SH        SOLE                 41,970
KMG AMER CORP                      COM      482563103     979     89,000    SH        SOLE                 89,000
LAIDLAW INTL INC                   COM      50730R102   3,029    141,545    SH        SOLE                141,545
MARVEL ENTERPRISES INC             COM      57383M108   2,567    125,330    SH        SOLE                125,330
MEMC ELECTR MATLS INC              COM      552715104   8,557    645,819    SH        SOLE                645,819
MICHAELS STORES INC                COM      594087108   1,817     60,612    SH        SOLE                 60,612
NATIONAL SEMICONDUCTOR CORP        COM      637640103   1,833    102,090    SH        SOLE                102,090
NEW CENTURY FINANCIAL CORP M       COM      6435EV108   7,086    110,870    SH        SOLE                110,870
NII HLDGS INC                   CL B NEW    62913F201   6,690    140,995    SH        SOLE                140,995
NITROMED INC                       COM      654798503   5,319    199,600    SH        SOLE                199,600
PACIFICARE HEALTH SYS DEL          COM      695112102   2,929     51,820    SH        SOLE                 51,820
PEC SOLUTIONS INC                  COM      705107100     747     52,700    SH        SOLE                 52,700
PREMCOR INC                        COM      74045Q104   1,900     45,050    SH        SOLE                 45,050
QUANTA CAPITAL HLDGS LTD           SHS      G7313F106     683     74,040    SH        SOLE                 74,040
RELIANT ENERGY INC                 COM      75952B105   2,898    212,330    SH        SOLE                212,330
RESOURCES CONNECTION INC           COM      76122Q105   1,941     35,740    SH        SOLE                 35,740
ROWAN COS INC                      COM      779382100   2,874    110,980    SH        SOLE                110,980
SENOMYX INC                        COM      81724Q107     453     54,770    SH        SOLE                 54,770
SPRINT CORP                      COM FON    852061100   1,986     79,910    SH        SOLE                 79,910
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF   85590A203   3,774     64,620    SH        SOLE                 64,620
STATION CASINOS INC                COM      857689103   2,321     42,440    SH        SOLE                 42,440
SYNOPSYS INC                       COM      871607107     508     26,000    SH        SOLE                 26,000
TYCO INTL LTD NEW                  COM      902124106   5,534    154,838    SH        SOLE                154,838
VALEANT PHARMACEUTICALS INTL       COM      91911X104   3,773    143,180    SH        SOLE                143,180
                                        44    Total        133,638
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